Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Summary Compensation Table Total for PEO 1 Mr. DeGaynor (b)	Summary Compensation Table Total for PEO 2 Mr. Zizelman (b)	Compensation Actually Paid for PEO 1 Mr. DeGaynor (c)	Compensation Actually Paid for PEO 2 Mr. Zizelman (c)	Average Summary Compensation Table total for Non-PEO NEOs (d)	Average Compensation Actually Paid to Non-PEO NEOs (e)	Value of Initial Fixed $100 Investment as of 12/31/2019 based on
Year (a)							Company TSR (f)	Peer Group TSR (g)(1)	Net Income ($000) (h)	Operating Income ($000) (i)
2024	$—	$2,226,646	$—	$142,632	$741,659	$(133,291)	$21	$81	$(16,524)	$(381)
2023	$1,042,767	$1,753,374	$(2,996,326)	$1,625,610	$1,132,182	$1,041,501	$67	$105	$(5,183)	$12,836
2022	$3,910,284	$—	$6,075,757	$—	$883,098	$1,558,023	$74	$105	$(14,056)	$2,935
2021	$3,868,925	$—	$(3,306,918)	$—	$1,104,040	$296,858	$67	$142	$3,406	$15,411
2020	$3,971,305	$—	$6,441,875	$—	$1,209,599	$2,285,849	$103	$117	$(7,950)	$(7,664)

Company Selected Measure Name	Operating income
Named Executive Officers, Footnote
Names of PEOs and Other NEOs (columns (b), (c), (d) and (e))
2024: PEO: Mr. Zizelman; Other NEOs: Mr. Horvath, Ms. Benedict, Mr. Kased and Mr. Orsini
2023: PEOs: Mr. DeGaynor and Mr. Zizelman; Other NEOs: Mr. Horvath, Ms. Benedict, Mr. Ferraiolo and Mr. Orsini
2022: PEO: Mr. DeGaynor; Other NEOs: Mr. Horvath, Mr. Borne, Mr. Zizelman and Ms. Benedict
2021: PEO: Mr. DeGaynor; Other NEOs: Mr. Horvath, Mr. Borne, Mr. Zizelman, Ms. Benedict, Mr. Krakowiak and Mr. Dono
2020: PEO: Mr. DeGaynor; Other NEOs: Mr. Krakowiak, Mr. Borne, Mr. Dono and Mr. Heigel

Peer Group Issuers, Footnote	The peer group consists of the companies that make up the Dow Jones U.S. Auto Parts Index. We reviewed the methodology applied for the years 2022 and 2023, which were reported as 103 and 102, respectively. The values for 2022 and 2023 have been restated above to account for dividend adjustments, which aligns with the methodology used in other years.
Peer Group Total Shareholder Return (column (g))
The peer group used in this disclosure is the Dow Jones U.S. Auto Parts Total Return Index, which is the same peer group used in Part II, Item 5 of our Form 10-K.

Adjustment To PEO Compensation, Footnote
Adjustments to Calculate Compensation Actually Paid to PEO (column (c)) and Average Compensation Actually Paid to Other NEOs (column (e))
The table below describes the adjustments, each of which is required by SEC rules, to calculate CAP Amounts from the SCT Total of our PEO (column (b)) and our Other NEOs (column (d)). The SCT Total and CAP Amounts do not reflect the actual amount of compensation earned by or paid to our executives during the applicable years, but rather are amounts determined in accordance with Item 402(v).

	PEO 2024 Mr. Zizelman	Other NEOs 2024
SCT Total Compensation	$2,226,646	$741,659
Deduct Amounts reported in SCT Stock Awards column	$1,414,994	$320,486
Equity Awards Granted during Fiscal Year:
Add Fair Value of Nonvested Awards as of Year End	$294,611	$66,728
Add/Subtract the Change in Fair Value from Prior Year End to Current Year End	$(947,419)	$(604,892)
Add/Subtract the Change in Fair Value from Prior Year End to Vesting Date	$(16,212)	$(16,300)
Compensation Actually Paid (CAP)	$142,632	$(133,291)

Non-PEO NEO Average Total Compensation Amount	$ 741,659	$ 1,132,182	$ 883,098	$ 1,104,040	$ 1,209,599
Non-PEO NEO Average Compensation Actually Paid Amount	$ (133,291)	1,041,501	1,558,023	296,858	2,285,849
Adjustment to Non-PEO NEO Compensation Footnote
Adjustments to Calculate Compensation Actually Paid to PEO (column (c)) and Average Compensation Actually Paid to Other NEOs (column (e))
The table below describes the adjustments, each of which is required by SEC rules, to calculate CAP Amounts from the SCT Total of our PEO (column (b)) and our Other NEOs (column (d)). The SCT Total and CAP Amounts do not reflect the actual amount of compensation earned by or paid to our executives during the applicable years, but rather are amounts determined in accordance with Item 402(v).

	PEO 2024 Mr. Zizelman	Other NEOs 2024
SCT Total Compensation	$2,226,646	$741,659
Deduct Amounts reported in SCT Stock Awards column	$1,414,994	$320,486
Equity Awards Granted during Fiscal Year:
Add Fair Value of Nonvested Awards as of Year End	$294,611	$66,728
Add/Subtract the Change in Fair Value from Prior Year End to Current Year End	$(947,419)	$(604,892)
Add/Subtract the Change in Fair Value from Prior Year End to Vesting Date	$(16,212)	$(16,300)
Compensation Actually Paid (CAP)	$142,632	$(133,291)

Compensation Actually Paid vs. Total Shareholder Return
The graphs below show the relationship of compensation actually paid to our PEOs and Other NEOs to (i) the Company’s net income, (ii) the Company’s operating income, (iii) the Company’s TSR and (iv) the peer group TSR based on the Dow Jones U.S. Auto Parts Total Return Index. CAP, as calculated in accordance with Item 402(v), reflects adjustments to the fair value of equity awards during the years presented. Factors impacting the fair value of equity awards include the price of our Common Shares at year end, as well as the projected and actual achievement of performance goals that do not include net income. These adjustments contributed significantly to the change in CAP reported for 2020 through 2024. The PEO compensation actually paid for 2023 in the graphs is the total combined amount for Mr. DeGaynor and Mr. Zizelman.

Compensation Actually Paid vs. Net Income
The graphs below show the relationship of compensation actually paid to our PEOs and Other NEOs to (i) the Company’s net income, (ii) the Company’s operating income, (iii) the Company’s TSR and (iv) the peer group TSR based on the Dow Jones U.S. Auto Parts Total Return Index. CAP, as calculated in accordance with Item 402(v), reflects adjustments to the fair value of equity awards during the years presented. Factors impacting the fair value of equity awards include the price of our Common Shares at year end, as well as the projected and actual achievement of performance goals that do not include net income. These adjustments contributed significantly to the change in CAP reported for 2020 through 2024. The PEO compensation actually paid for 2023 in the graphs is the total combined amount for Mr. DeGaynor and Mr. Zizelman.

Compensation Actually Paid vs. Company Selected Measure
The graphs below show the relationship of compensation actually paid to our PEOs and Other NEOs to (i) the Company’s net income, (ii) the Company’s operating income, (iii) the Company’s TSR and (iv) the peer group TSR based on the Dow Jones U.S. Auto Parts Total Return Index. CAP, as calculated in accordance with Item 402(v), reflects adjustments to the fair value of equity awards during the years presented. Factors impacting the fair value of equity awards include the price of our Common Shares at year end, as well as the projected and actual achievement of performance goals that do not include net income. These adjustments contributed significantly to the change in CAP reported for 2020 through 2024. The PEO compensation actually paid for 2023 in the graphs is the total combined amount for Mr. DeGaynor and Mr. Zizelman.

Total Shareholder Return Vs Peer Group
The graphs below show the relationship of compensation actually paid to our PEOs and Other NEOs to (i) the Company’s net income, (ii) the Company’s operating income, (iii) the Company’s TSR and (iv) the peer group TSR based on the Dow Jones U.S. Auto Parts Total Return Index. CAP, as calculated in accordance with Item 402(v), reflects adjustments to the fair value of equity awards during the years presented. Factors impacting the fair value of equity awards include the price of our Common Shares at year end, as well as the projected and actual achievement of performance goals that do not include net income. These adjustments contributed significantly to the change in CAP reported for 2020 through 2024. The PEO compensation actually paid for 2023 in the graphs is the total combined amount for Mr. DeGaynor and Mr. Zizelman.

Tabular List, Table	Operating Income •Free Cash Flow •Relative TSR •Earnings Per Share •Return On Invested Capital •Individual Performance
Total Shareholder Return Amount	$ 21	67	74	67	103
Peer Group Total Shareholder Return Amount	81	105	105	142	117
Net Income (Loss)	$ (16,524,000)	$ (5,183,000)	$ (14,056,000)	$ 3,406,000	$ (7,950,000)
Company Selected Measure Amount	(381,000)	12,836,000	2,935,000	15,411,000	(7,664,000)
PEO Name	Mr. Zizelman		Mr. DeGaynor	Mr. DeGaynor	Mr. DeGaynor
Additional 402(v) Disclosure
Total Shareholder Return (columns (f) and (g))
Total shareholder return assumes that dividends were reinvested on the day of issuance.
Net Income (column (h))
Net Income as reported in the Company’s Consolidated Statements of Income included in our Form 10-K.
Operating Income (column (i))
Operating income as reported in the Company’s Consolidated Statement of Income included in our Form 10-K. Operating income is referred to in our NEOs’ incentive programs (see page 31) in the Compensation Discussion and Analysis. Operating income was determined to be the most important financial performance measure linking CAP to Company performance for 2024 and therefore was selected as the 2024 “Company-Selected Measure” as defined in Item 402(v).

Measure:: 1
Pay vs Performance Disclosure
Name	Operating Income
Measure:: 2
Pay vs Performance Disclosure
Name	Free Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 4
Pay vs Performance Disclosure
Name	Earnings Per Share
Measure:: 5
Pay vs Performance Disclosure
Name	Return On Invested Capital
Measure:: 6
Pay vs Performance Disclosure
Name	Individual Performance
Mr. Zizelman [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 2,226,646	$ 1,753,374
PEO Actually Paid Compensation Amount	142,632	$ 1,625,610
PEO Name		Mr. Zizelman
Mr. DeGaynor [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 1,042,767	$ 3,910,284	$ 3,868,925	$ 3,971,305
PEO Actually Paid Compensation Amount		$ (2,996,326)	$ 6,075,757	$ (3,306,918)	$ 6,441,875
PEO Name		Mr. DeGaynor
PEO | Mr. Zizelman [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,414,994)
PEO | Mr. Zizelman [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	294,611
PEO | Mr. Zizelman [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(947,419)
PEO | Mr. Zizelman [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(16,212)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(320,486)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	66,728
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(604,892)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (16,300)